Commitments (Tables)	12 Months Ended
Dec. 31, 2018
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Schedule of Minimum Payments of Non-Cancellable Operating Leases

The future minimum payments of non-cancellable operating leases for aircraft and engines are presented below:

	December 31,
	2018	2017
Up to one year	1,688,080	1,256,660
From one to five years	5,664,189	4,577,550
More than five years	3,098,914	2,560,290

	10,451,183	8,394,500

Schedule of Purchase Commitments for the Acquisition of Aircraft

The Company has purchase commitments for the acquisition of 94 aircraft (December 31, 2017 – 73), under which the following futures payments will be made:

	December 31,
	2018	2017
Up to one year	243,857	—
More than one year up to five years	10,695,827	11,769,181
More than five years	3,960,657	3,704,580

	14,900,341	15,473,761